Financial risk and capital management - Credit risk exposure and grading (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	$ 44,636	$ 49,580
Non-current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	718	743
Current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	2,726	4,868
Trade and other receivables
Disclosure of credit risk exposure [line items]
Financial assets	10,819	13,591
Non-current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	1,020	648
Current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	667	1,024
Investment grade, rated A or above | Non-current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	260	208
Investment grade, rated A or above | Current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	2,547	4,448
Investment grade, rated A or above | Trade and other receivables
Disclosure of credit risk exposure [line items]
Financial assets	2,169	3,764
Investment grade, rated A or above | Non-current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	550	308
Investment grade, rated A or above | Current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	318	640
Other investment grade | Non-current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	0	3
Other investment grade | Current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	9	17
Other investment grade | Trade and other receivables
Disclosure of credit risk exposure [line items]
Financial assets	4,663	5,286
Other investment grade | Non-current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	50	0
Other investment grade | Current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	163	223
Non-investment grade or not rated | Non-current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	458	531
Non-investment grade or not rated | Current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	170	404
Non-investment grade or not rated | Trade and other receivables
Disclosure of credit risk exposure [line items]
Financial assets	3,987	4,541
Non-investment grade or not rated | Non-current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	419	340
Non-investment grade or not rated | Current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	$ 186	$ 161